Other Non- current Liabilities	12 Months Ended
Mar. 31, 2020
Disclosure Of Other Non Current Liabilities [Abstract]
Other Non- current Liabilities
31)	OTHER NON-CURRENT LIABILITIES

	As at March 31
Particulars	2019	2020
Deferred rent liabilities*	2,112	—
Deferred income	288	295
Other liabilities (related to business combination) (refer note 8 (b))	—	9,480
Total	2,400	9,775

*	Upon adoption of IFRS 16, from April 1, 2019 the Group has reclassified deferred rent liabilities to building (right-of-use assets). (refer note 4 and 19)